SHARE CAPITAL (Tables)	12 Months Ended
Oct. 31, 2022
Share Capital
SUMMARY OF WARRANTS ISSUED AND OUTSTANDING

Continuity of the warrants issued and outstanding as follows:

	Number of warrants	Weighted average exercise price
Outstanding, January 31, 2020	-	$-
Granted	730,258	7.87
Outstanding, January 31, 2021 and October 31, 2021	730,258	$7.87
Granted	4,351,967	4.22
Outstanding, October 31, 2022	5,082,225	$4.75

SUMMARY OF WARRANTS OUTSTANDING

The following table discloses the number of warrants outstanding as at October 31, 2022:

Number of warrants	Price	Expiry date
181,869	CAD$3.47	June 30, 2023
86,537	$2.85	June 30, 2023
461,852	CAD$10.42	June 30, 2023
4,089,126	$4.16	August 4, 2027
262,841	$5.20	August 4, 2027
5,082,225

SUMMARY OF RESTRICTED SHARE AWARDS

	Number of RSUs	Weighted average grant date fair value
Outstanding, January 31, 2021 and October 31, 2021	-	$-
Granted	492,228	2.85
Outstanding, October 31, 2022	492,228	$2.85
Vested, October 31, 2022	-	$-